Investments in Other Companies - Associates Statement of financial position (Details) $ in Thousands, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Associates
TOTAL ASSETS	$ 51,351,567	$ 35,617,447	$ 32,561,437	$ 31,357,304
TOTAL LIABILITIES	46,054,976	31,943,731	29,016,089	$ 28,049,630
Equity	5,296,590	3,673,715	3,545,347
Minority interest	1	1	1
TOTAL LIABILITIES AND EQUITY	$ 51,351,567	35,617,447	32,561,437
Associates
Associates
Current assets		914,643	831,426
Non-current assets		145,163	129,402
TOTAL ASSETS		1,059,806	960,828
Current liabilities		906,835	826,258
Non-current liabilities		12,654	15,319
TOTAL LIABILITIES		919,489	841,577
Equity		140,308	119,242
Minority interest		9	9
TOTAL LIABILITIES AND EQUITY		1,059,806	960,828
Centro de Compensacion Automatizado S.A.
Associates
Current assets		3,088	2,351
Non-current assets		3,985	4,520
TOTAL ASSETS		7,073	6,871
Current liabilities		1,321	1,826
Non-current liabilities		160	349
TOTAL LIABILITIES		1,481	2,175
Equity		5,592	4,696
TOTAL LIABILITIES AND EQUITY		7,073	6,871
Soc. Operadora de la Camara de Compensacion de Pagos de Alto Valor S.A.
Associates
Current assets		5,871	5,114
Non-current assets		857	1,224
TOTAL ASSETS		6,728	6,338
Current liabilities		622	500
TOTAL LIABILITIES		622	500
Equity		6,106	5,838
TOTAL LIABILITIES AND EQUITY		6,728	6,338
Sociedad Operadora de Tarjetas de Crdito Nexus S.A.
Associates
Current assets		12,918	11,114
Non-current assets		22,221	21,555
TOTAL ASSETS		35,139	32,669
Current liabilities		14,179	13,735
Non-current liabilities		4,155	5,153
TOTAL LIABILITIES		18,334	18,888
Equity		16,805	13,781
TOTAL LIABILITIES AND EQUITY		35,139	32,669
Sociedad Interbancaria de Depositos de Valores S.A.
Associates
Current assets		153	51
Non-current assets		4,239	3,669
TOTAL ASSETS		4,392	3,720
Current liabilities		231	61
TOTAL LIABILITIES		231	61
Equity		4,161	3,659
TOTAL LIABILITIES AND EQUITY		4,392	3,720
Redbanc S.A.
Associates
Current assets		6,084	6,371
Non-current assets		14,741	14,864
TOTAL ASSETS		20,825	21,235
Current liabilities		9,907	8,702
Non-current liabilities		2,562	5,049
TOTAL LIABILITIES		12,469	13,751
Equity		8,356	7,484
TOTAL LIABILITIES AND EQUITY		20,825	21,235
Transbank S.A.
Associates
Current assets		812,285	744,681
Non-current assets		92,273	76,097
TOTAL ASSETS		904,558	820,778
Current liabilities		833,788	763,236
Non-current liabilities		1,412	738
TOTAL LIABILITIES		835,200	763,974
Equity		69,358	56,804
TOTAL LIABILITIES AND EQUITY		904,558	820,778
Administrador Financiero del Transantiago S.A.
Associates
Current assets		55,402	50,474
Non-current assets		416	830
TOTAL ASSETS		55,818	51,304
Current liabilities		36,676	34,896
Non-current liabilities		1,164	918
TOTAL LIABILITIES		37,840	35,814
Equity		17,978	15,490
TOTAL LIABILITIES AND EQUITY		55,818	51,304
Sociedad Imerc OTC S.A.
Associates
Current assets		18,842	11,270
Non-current assets		6,431	6,643
TOTAL ASSETS		25,273	17,913
Current liabilities		10,111	3,302
Non-current liabilities		3,201	3,112
TOTAL LIABILITIES		13,312	6,414
Equity		11,952	11,490
Minority interest		9	9
TOTAL LIABILITIES AND EQUITY		$ 25,273	$ 17,913